Principal Funds, Inc.
Supplement dated March 18, 2024
to the Prospectus dated December 31, 2023
(as previously supplemented)
This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.
On March 13, 2024, the Principal Funds, Inc. (“Registrant”) Board of Directors took the following actions:
•Approved the conversion of Class R-1 shares into Class R-3 shares and Class R-4 share into Class R-5 shares for the Bond Market Index Fund, International Equity Index Fund, and the Spectrum Preferred and Capital Securities Income Fund following the close of business on November 22, 2024; and
•Approved the conversion of the Class R-4 shares of the Blue Chip Fund into Class R-5 shares following the close of business on November 22, 2024.
Additionally, effective March 29, 2024, Alex Mottershead is being added as a Portfolio Manager for the Global Sustainable Listed Infrastructure Fund.
As such, the changes set forth below are being made to the Registrant’s Prospectus.

SUMMARY FOR BLUE CHIP FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-5 than for the current Class R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-4 shares of the Fund, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, after the first paragraph, add the following:
Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.

SUMMARY FOR BOND MARKET INDEX FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, delete the second paragraph and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available from retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

SUMMARY FOR GLOBAL SUSTAINABLE LISTED INFRASTRUCTURE FUND
On March 29, 2024, in the Sub Advisor and Portfolio Manager section, add the following alphabetically:
•Alex Mottershead (since 2024), Portfolio Manager

SUMMARY FOR INTERNATIONAL EQUITY INDEX FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of the Fund, including information regarding the conversion plan, from the Prospectus.

In the Average Annual Total Returns section, delete the table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2022

	1 Year	5 Years	10 Years
Institutional Class Return Before Taxes	(14.41)%	1.46%	4.34%
Institutional Class Return After Taxes on Distributions	(14.93)%	0.72%	3.29%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(8.08)%	1.21%	3.41%
Class R-1 Return Before Taxes	(15.17)%	0.58%	3.43%
Class R-3 Return Before Taxes	(14.89)%	0.88%	3.75%
Class R-4 Return Before Taxes	(14.68)%	1.09%	3.95%
Class R-5 Return Before Taxes	(14.61)%	1.21%	4.08%
Class R-6 Return Before Taxes	(14.40)%	1.50%	4.32%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	(14.46)%	1.54%	4.67%
In the Purchase and Sale of Fund Shares section, delete the second paragraph and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available from retirement plans, except in limited circumstances. See Purchase of Fund Shares for more information.

SUMMARY FOR INTERNATIONAL SMALL COMPANY FUND
In the Average Annual Total Returns section, delete the table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2022

	1 Year	5 Years	Life of Fund
Institutional Class Return Before Taxes	(21.92)%	(2.05)%	2.35%
Institutional Class Return After Taxes on Distributions	(22.01)%	(3.03)%	1.49%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	(12.69)%	(1.40)%	1.84%
Class R-6 Return Before Taxes	(21.89)%	(1.94)%	2.34%
MSCI World Ex-U.S. Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	(14.30)%	1.79%	3.85%
MSCI World Ex-U.S.A. Small Cap Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	(20.60)%	0.45%	4.97%

SUMMARY FOR ORIGIN EMERGING MARKETS FUND
In the Average Annual Total Returns section, delete the table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2022

	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	(33.82)%	(5.71)%	(0.69)%	(1)
Class A Return After Taxes on Distributions	(34.00)%	(5.87)%	(0.77)%	(1)
Class A Return After Taxes on Distributions and Sale of Fund Shares	(19.58)%	(3.99)%	(0.29)%	(1)
Institutional Class Return Before Taxes	(29.70)%	(4.23)%	0.23%
Class R-6 Return Before Taxes	(29.61)%	(4.11)%	0.30%
MSCI Emerging Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)	(20.10)%	(1.40)%	1.98%
(1)During 2015, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

SUMMARY FOR SMALL-MIDCAP DIVIDEND INCOME FUND
In the Average Annual Total Returns section, delete the table and replace with the following:
Average Annual Total Returns
For the periods ended December 31, 2022

	1 Year	5 Years	10 Years
Class A Return Before Taxes	(16.78)%	1.71%	7.87%
Class A Return After Taxes on Distributions	(18.03)%	0.42%	6.58%
Class A Return After Taxes on Distributions and Sale of Fund Shares	(9.04)%	1.14%	6.10%
Class C Return Before Taxes	(13.43)%	2.11%	7.81%
Institutional Class Return Before Taxes	(11.67)%	3.16%	8.83%
Class R-6 Return Before Taxes	(11.62)%	3.26%	8.87%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	(19.22)%	8.79%	12.13%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)	(13.09)%	4.75%	8.93%

SUMMARY FOR SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
SHARE CLASS CONVERSION NOTICE: On March 13, 2024, the Fund’s Board of Directors approved the conversion of the Fund’s Class R-1 shares into Class R-3 shares and the Class R-4 shares into Class R-5 shares. Following the close of business on November 22, 2024, Class R-1 shares of the Fund will automatically convert into Class R-3 shares of the Fund, and Class R-4 shares of the Fund will automatically convert into Class R-5 shares of the Fund on the basis of the share classes’ relative net asset values on such date. The conversion will not result in the imposition of any charges. As a result of the conversion, the impacted shareholders will be in a better position with respect to expenses, as expenses are lower for Class R-3 than for the current Class R-1 shares, and are lower for the Class R-5 shares than for the current R-4 shares. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available for purchase from new retirement plans, except in limited circumstances.
On or about November 22, 2024, delete references to Class R-1 and Class R-4 shares of these Funds, including information regarding the conversion plan, from the Prospectus.
In the Purchase and Sale of Fund Shares section, delete the second paragraph and replace with the following, with the underlined sentence reflecting the change:
Effective January 31, 2017, the Registrant no longer offers Class R-1 shares for purchase from new retirement plans except in limited circumstances. Effective as of the close of the New York Stock Exchange on September 1, 2024, Class R-4 shares will no longer be available from retirement plans, except in limited circumstances.

MANAGEMENT OF THE FUND
On March 29, 2024, in the The Sub-Advisors section, under Sub-Advisor: Principal Real Estate Investors, LLC, add the following alphabetically to the list of portfolio managers:
Alex Mottershead has been with Principal® since 2019. Prior to that, Mr. Mottershead was the Partner of Energy & Utilities at Stelliam Investment Management. He earned a Masters of Arts from the University of Oxford. Mr. Mottershead has earned the right to use the Chartered Financial Analyst designation.

APPENDIX B - INTERMEDIARY-SPECIFIC SALES CHARGE WAIVERS AND REDUCTIONS
On April 1, 2024, delete the section for Merrill Lynch, and replace with the following:
Merrill Lynch
Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund's prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.
It is the client's responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.
Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the "Merrill SLWD Supplement") and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.
Front-end Load Waivers Available at Merrill
•Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
•Shares purchased through a Merrill investment advisory program.
•Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account.
•Shares purchased through the Merrill Edge Self-Directed platform.
•Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account.
•Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement.
•Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee's Merrill Household (as defined in the Merrill SLWD Supplement).
•Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund's officers or trustees).
•Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement.

Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level-Load Shares Available at Merrill
•Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22e(3)).
•Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement.
•Shares sold due to return of excess contributions from an IRA account.
•Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation.
•Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund.
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
•Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement.
•Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household.
•Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement.